Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2026
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of intangible assets, net

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
User base and customer relationships	48,565	39,871
Trade names, trademarks and domain names	26,936	26,948
Non-compete agreements	6,030	5,745
Developed technology and patents	4,823	6,317
Licensed copyrights (Note 2(x)) and others	8,001	7,703
	94,355	86,584
Less: accumulated amortization and impairment	(73,444)	(69,601)
Net book value	20,911	16,983

Schedule of estimated future aggregate amortization expenses

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
RMB
(in millions)
For the year ending March 31,
2027	3,833
2028	2,913
2029	2,331
2030	2,142
2031	1,713
Thereafter	4,051
16,983